Chapman and Cutler LLP                                   111 West Monroe Street
                                                         Chicago, Illinois 60603

                                  May 11, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington D.C.  20549


                            Re: FT 7424 (the "Fund")

Ladies and Gentlemen:

      Transmitted herewith is a copy of Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of an indefinite number of Units representing the ownership of interests in FT 7424 which are proposed to be offered publicly.

      Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

      No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

      We are advised that the sponsor proposes to deposit securities and to activate FT 7424 on June 12, 2018, or shortly thereafter, depending on market conditions. An appropriate amendment of the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time.

      Under these circumstances, it will be appreciated if this matter can receive prompt attention. If there are any questions regarding this filing, or if there is any way in which we can be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Brian D. Free (312-845-3017).

                                                        Very truly yours,


                                                        CHAPMAN AND CUTLER LLP
EFF/amh
Enclosures